Shareholder's equity - Summary of Treasury Stock (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of treasury shares [Line Items]
Total amount	€ 325	€ 190	€ 269
Common shares B [member]
Disclosure of treasury shares [Line Items]
Number of shares	15,346	17,325
Total amount	€ 2	€ 2
Aegon N.V [member]
Disclosure of treasury shares [Line Items]
Number of shares	80,996,000	66,105,000
Total amount	€ 325	€ 190
Aegon N.V [member] | Common shares [member] | Aegon N V [member]
Disclosure of treasury shares [Line Items]
Number of shares	64,488,000	47,473,000
Total amount	€ 314	€ 178
Aegon N.V [member] | Common shares [member] | Subsidiaries [member]
Disclosure of treasury shares [Line Items]
Number of shares	1,163,000	1,307,000
Total amount	€ 9	€ 10
Aegon N.V [member] | Common shares B [member] | Aegon N V [member]
Disclosure of treasury shares [Line Items]
Number of shares	15,346,000	17,325,000
Total amount	€ 2	€ 2